CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Issuance cost	$ 0	$ 242
Balloon payment	$ 254	$ 254